Intangible assets, net	12 Months Ended
Dec. 31, 2023
Intangible assets, net
Intangible assets, net

Note 8 – Intangible assets, net

Intangible assets, net, as of December 31, 2023 and 2022 consisted of the following:

	December 31,
	2023	2022

Trademark	$1,550	$1,550
Service Contract	2,786	2,786
Computer Software	37	37
Accumulated amortization	(2,911)	(2,898)
Impairment	(1,432)	(1,432)
Exchange difference	(1)	(1)
Intangible assets, net	$29	$42

Amortization expenses of intangible assets were $13, $18 and $181 for the years ended December 31, 2023, 2022 and 2021, respectively.

During the course of the Company’s strategic review of its operations, the Company assessed the recoverability of the carrying value of the Company’s intangible assets. The impairment charge, if any, represented the excess of carrying amounts of the Company’s intangible assets over their fair value, using the expected future discounted cash flows. Impairment on intangible assets were $nil, $nil and $202 for the years ended December 31, 2023, 2022 and 2021, respectively.

As of December 31, 2023, amortization expenses related to intangible assets for future periods are estimated to be as follows:

	For the years ending December 31,
						2029 and
	2024	2025	2026	2027	2028	thereafter
	$	$	$	$	$	$
Amortization expenses	5	5	5	5	5	4